Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The financial statements are expressed in U.S. dollars and have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). The Trust qualifies as an investment company for accounting purposes pursuant to the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Trust is not registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940.

Basis of Presentation

The financial statements are expressed in U.S. dollars and have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). The Trust qualifies as an investment company for accounting purposes pursuant to the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Trust is not registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940.

Recently Issued Accounting Pronouncement

Recently Issued Accounting Pronouncement

In this reporting period, the Trust adopted FASB Accounting Standards 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the enhanced standard impacted financial statement disclosures only and did not affect the Trust’s financial position or results of operations. The Trust is deemed to be an individual reporting segment and the Chief Executive Officer and Chief Financial Officer of the Sponsor act as the Trust’s chief operating decision maker (“CODM”). The CODM monitors the operating results of the Trust as a whole and the Trust’s investment objective is pre-determined in accordance with the terms of the Trust Agreement. The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.

Osprey Solana Trust

Notes to the Financial Statements

December 31, 2024 and December 31, 2023

Use of Estimates

Use of Estimates

GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. The most significant estimate in the financial statements is the fair value of investments. Actual results could differ from those estimates and these differences could be material.

Use of Estimates

GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. The most significant estimate in the financial statements is the fair value of investments.

Actual results could differ from those estimates and these differences could be material.

Cash

Cash

Cash is received by the Trust and held for investment in SOL. At times, bank deposits may be in excess of federally insured limits. Pursuant to the Statement of Cash Flows Topic of the Codification, the Trust qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

Cash

Cash is received by the Trust and held for investment in SOL. At times, bank deposits may be in excess of federally insured limits. Pursuant to the Statement of Cash Flows Topic of the Codification, the Trust qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

Subscriptions and Redemptions of Shares

Subscriptions and Redemptions of Shares

Proceeds received by the Trust from the issuance and sale of Shares consist of SOL deposits, or their respective U.S. dollar cash equivalents. Such SOL (or cash equivalent) will only be (1) owned by the Trust and held by the Custodian (or, if cash, used by the Sponsor to purchase SOL to be held by the Custodian); (2) disbursed (or converted to U.S. dollars, if necessary) to pay the Trust’s expenses; (3) distributed to Shareholders; or (4) liquidated in the event that the Trust terminates or as otherwise required by law or regulation.

During September 2021, the Trust began a continuous offering of an unlimited number of Shares with no par value, pursuant to Rule 506(c) of Regulation D under the Securities Act of 1933 (the “Rule 506(c) Offering”). All the Shares issued pursuant to this offering are “restricted securities,” subject to a minimum holding period of twelve months, unless the Trust becomes an SEC reporting entity, in which case the minimum holding period could be reduced to six months. The Trust sold 4,966,450 of the Rule 506(c) Offering Shares.

In October 2021 and January 2024, the Trust offered the Shares registered in Connecticut and qualified in New York, pursuant to Rule 504 of Regulation D under the Securities Act of 1933 (the “Rule 504 Offering”), to accredited investors for up to $10,000,000 in each offering. The Trust sold 1,487,509 of the Rule 504 Offering Shares.

On June 15, 2022, the Trust’s Shares began trading on the OTCQB Market, operated by OTC Markets Group, Inc., under the ticker symbol “OSOL”, and subsequently moved up to the OTCQX Best Market.

On June 5, 2024, the Sponsor effected a 15-for-1 stock split, where Shareholders received fifteen Shares of the Trust for every one Share held as of the conversion date. The Shares in these financial statements were adjusted retroactively to reflect the stock splits.

As of June 30, 2025, there were 6,453,629 Shares issued and outstanding. Of these Shares, 169,262 are restricted securities that may not be resold without registration or an exemption from registration under the Securities Act of 1933, and 6,284,367 are unrestricted securities. The Trust conducts its transactions in SOL, including receiving SOL for the creation of Shares, and delivering SOL in connection with the redemption of Shares (if a redemption program were to be established), and for the payment of the Sponsor’s Fee. The Trust does not buy or sell SOL for the purpose of seeking trading profits. The Trust is currently not redeeming Shares.

Subscriptions and Redemptions of Shares

Proceeds received by the Trust from the issuance and sale of Shares consist of SOL deposits, or their respective U.S. dollar cash equivalents. Such SOL (or cash equivalent) will only be (1) owned by the Trust and held by the Custodian (or, if cash, used by the Sponsor to purchase SOL to be held by the Custodian); (2) disbursed (or converted to U.S. dollars, if necessary) to pay the Trust’s expenses; (3) distributed to Shareholders; or (4) liquidated in the event that the Trust terminates or as otherwise required by law or regulation.

During September 2021, the Trust began a continuous offering of an unlimited number of Shares with no par value, pursuant to Rule 506(c) of Regulation D under the Securities Act of 1933 (the “Rule 506(c) Offering”). All the Shares issued pursuant to this offering are “restricted securities,” subject to a minimum holding period of twelve months, unless the Trust becomes an SEC reporting entity, in which case the minimum holding period could be reduced to six months. The Trust sold 4,952,693 of the Rule 506(c) Offering Shares.

In October 2021 and January 2024, the Trust offered the Shares registered in Connecticut and qualified in New York, pursuant to Rule 504 of Regulation D under the Securities Act of 1933 (the “Rule 504 Offering”), to accredited investors for up to $10,000,000 in each offering. The Trust sold 1,410,051 of the Rule 504 Offering Shares.

On June 15, 2022, the Trust’s Shares began trading on the OTCQB Market, operated by OTC Markets Group, Inc., under the ticker symbol “OSOL”, and subsequently moved up to the OTCQX Best Market.

On March 24, 2023, the Sponsor effected a 1-for-20 reverse stock split, where Shareholders received one Share of the Trust for every twenty Shares held as of the conversion date. Shareholders who would have otherwise been entitled to fractional shares as a result of the reverse stock split received a cash payment in lieu of receiving fractional shares. Fractional shares redemptions amounted to 330 Shares with a value of $237.

On June 5, 2024, the Sponsor effected a 15-for-1 stock split, where Shareholders received fifteen Shares of the Trust for every one Share held as of the conversion date.

The Shares in these financial statements were adjusted retroactively to reflect the aforementioned stock splits.

As of December 31, 2024, there were 6,362,414 Shares issued and outstanding. Of these Shares, 348,128 are restricted securities that may not be resold and 6,014,286 are unrestricted securities. The Trust conducts its transactions in SOL, including receiving SOL for the creation of Shares, and delivering SOL in connection with the redemption of Shares (if a redemption program were to be established), and for the payment of the Sponsor’s Fee. The Trust does not buy or sell SOL for the purpose of seeking trading profits. The Trust is currently not redeeming Shares.

Osprey Solana Trust

Notes to the Financial Statements

December 31, 2024 and December 31, 2023

Investment Transactions and Revenue Recognition

Investment Transactions and Revenue Recognition

The Trust records investment transactions on a trade date basis and changes in fair value are reflected as the net change in unrealized appreciation or depreciation on investment. Realized gains and losses are calculated using a specific identification method. Realized gains and losses are recognized in connection with transactions, including settling obligations for the Sponsor’s Fee in SOL.

Investment Transactions and Revenue Recognition

The Trust identifies SOL as an “other investment” in accordance with ASC 946. The Trust records investment transactions on a trade date basis and changes in fair value are reflected as the net change in unrealized appreciation or depreciation on investment. Realized gains and losses are calculated using a specific identification method. Realized gains and losses are recognized in connection with transactions, including settling obligations for the Sponsor’s Fee in SOL.

Management Fees

Management Fees

In consideration for the management services provided to the Trust, the Sponsor receives from the Trust a management fee (the “Management Fee”) payable monthly in arrears in an amount equal to 1/12th of 2.5% (2.5% per annum) of the Trust assets.

Management Fees

In consideration for the management services provided to the Trust, the Sponsor receives from the Trust a management fee (the “Management Fee”) payable monthly in arrears in an amount equal to 1/12th of 2.5% (2.5% per annum) of the Trust assets.

Staked SOL and Staking Rewards

Staked SOL and Staking Rewards

The Sponsor is committed to supporting the Solana community and ecosystem. To this end, the Sponsor will ensure that substantially all of the SOL held by the Trust will be bonded by the Custodian to the Solana Network (“staked”) for purposes of running a node or multiple nodes on the network. SOL staked to the Solana Network receives network inflation and transaction fees in the form of SOL (“Staking Rewards”). Staking Rewards are variable and will accrue to the benefit of the Sponsor only (i.e., paid entirely and promptly by the Trust to the Sponsor as received) and will be used, in part, to cover expenses related to operating the Trust.

Under current Solana network protocols, staked SOL is subject to a “cooldown” period that generally lasts between 2 and 8 days, and an additional 2-day lock-up period, known as “unbonding” and, therefore, cannot be immediately withdrawn.

Staking rewards are earned by the Trust in SOL, which is non-cash consideration, as the validator with whom the Trust has staked its SOL validates transactions on the Solana Network. The Trust has concluded that the validator is the principal to the validation activities giving rise to the staking rewards and, therefore, the Trust recognizes only the net amount (i.e., net of the staking rewards retained by the validator) of SOL to which it is entitled for staking its SOL with the validator.

SOL staking rewards are measured at fair value on the date received, which does not materially differ from the fair value at contract inception. The SOL is concurrently recognized as an expense equal to the amount of revenue recorded and payable to the Sponsor. The liability is paid to the Sponsor on a date determined by the Sponsor at its discretion.

Staked SOL and Staking Rewards

The Sponsor is committed to supporting the Solana community and ecosystem. To this end, the Sponsor will ensure that substantially all of the SOL held by the Trust will be a bonded by the Custodian to the Solana Network (“staked”) for purposes of running a node or multiple nodes on the network. SOL staked to the Solana Network receives network inflation and transaction fees in the form of SOL (“Staking Rewards”). Staking Rewards are variable and will accrue to the benefit of the Sponsor only (i.e., paid entirely and promptly by the Trust to the Sponsor as received) and will be used, in part, to cover expenses related to operating the Trust.

Under current Solana network protocols, staked SOL is subject to a “cooldown” period that generally lasts between 2 and 8 days, and an additional 2-day lock-up period, known as “unbonding” and, therefore, cannot be immediately withdrawn.

Staking rewards are earned by the Trust in SOL, which is non-cash consideration, as the validator with whom the Trust has staked its SOL validates transactions on the Solana Network. The Trust has concluded that the validator is the principal to the validation activities giving rise to the staking rewards and, therefore, the Trust recognizes only the net amount (i.e., net of the staking rewards retained by the validator) of SOL to which it is entitled for staking its SOL with the validator.

SOL staking rewards are measured at fair value on the date received, which does not materially differ from the fair value at contract inception. The SOL is concurrently recognized as an expense equal to the amount of revenue recorded and a payable to the Sponsor. The liability is paid to the Sponsor on a date determined by the Sponsor at its discretion.

Trust Expenses

Trust Expenses

In accordance with its Trust Agreement, the Sponsor will bear the routine operational, administrative and other ordinary fees, and expenses of the Trust (the “Assumed Expenses”) provided, however, that the Trust shall be responsible for any non-routine and extraordinary expenses, including, in addition to the Sponsor’s Fee, fees and expenses such as, but not limited to, taxes and governmental charges, expenses and indemnities related to any extraordinary services performed by the Sponsor (or any other Service Provider, including the Trustee) on behalf of the Trust to protect the Trust or the interests of Shareholders, indemnification expenses, fees, and expenses related to public trading on OTC Markets (“Extraordinary Expenses”).

Trust Expenses

In accordance with its Trust Agreement, the Sponsor will bear the routine operational, administrative and other ordinary fees, and expenses of the Trust (the “Assumed Expenses”) provided, however, that the Trust shall be responsible for any non-routine and extraordinary expenses, including, in addition to the Sponsor’s Fee, fees and expenses such as, but not limited to, taxes and governmental charges, expenses and indemnities related to any extraordinary services performed by the Sponsor (or any other Service Provider, including the Trustee) on behalf of the Trust to protect the Trust or the interests of Shareholders, indemnification expenses, fees, and expenses related to public trading on OTC Markets (“Extraordinary Expenses”).

Fair Value Measurements

Fair Value Measurements

The Trust’s investment in SOL is stated at fair value in accordance with ASC 820-10 “Fair Value Measurements”, which outlines the application of fair value accounting. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. ASC 820-10 requires the Trust to assume that SOL is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market. A principal market is the market with the greatest volume and level of activity for SOL, and the most advantageous market is defined as the market that maximizes the amount that would be received to sell the asset or minimizes the amount that would be paid to transfer the liability, after taking into account transaction costs. The principal market is generally selected based on the most liquid and reliable exchange (including consideration of the ability for the Trust to access the specific market, either directly or through an intermediary, at the end of each period).

Osprey Solana Trust

Notes to the Financial Statements (unaudited)

As of June 30, 2025

GAAP utilizes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Trust. Unobservable inputs reflect the Trust’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities the Trust has the ability to access. Since valuations are based on quoted prices that are readily and regularly available in an active market, these valuations do not entail a significant degree of judgment.

●	Level 2 – Valuations based on quoted prices in markets that are not active or for which significant inputs are observable, either directly or indirectly.

●	Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary by investment. To the extent valuations are based on sources that are less observable or unobservable in the market, the determination of fair value requires more judgment. Fair value estimates do not necessarily represent the amounts that may be ultimately realized by the Trust.

Fair Value Measurements

The Trust’s investment in SOL is stated at fair value in accordance with ASC 820-10 “Fair Value Measurements”, which outlines the application of fair value accounting. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. ASC 820-10 requires the Trust to assume that SOL is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market. A principal market is the market with the greatest volume and level of activity for SOL, and the most advantageous market is defined as the market that maximizes the amount that would be received to sell the asset or minimizes the amount that would be paid to transfer the liability, after taking into account transaction costs. The principal market is generally selected based on the most liquid and reliable exchange (including consideration of the ability for the Trust to access the specific market, either directly or through an intermediary, at the end of each period).

GAAP utilizes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Trust. Unobservable inputs reflect the Trust’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

● Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities the Trust has the ability to access. Since valuations are based on quoted prices that are readily and regularly available in an active market, these valuations do not entail a significant degree of judgment.

● Level 2 – Valuations based on quoted prices in markets that are not active or for which significant inputs are observable, either directly or indirectly.

● Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary by investment. To the extent valuations are based on sources that are less observable or unobservable in the market, the determination of fair value requires more judgment. Fair value estimates do not necessarily represent the amounts that may be ultimately realized by the Trust.

Definition of Net Asset Value

Definition of Net Asset Value

The net asset value (“NAV”) of the Trust is used by the Trust in its day-to-day operations to measure the net value of the Trust’s assets. NAV is calculated on each business day and is equal to the aggregate value of the Trust’s assets less its liabilities (which include accrued but unpaid fees and expenses, both estimated and finally determined), based on the SOL market price. In calculating the value of the SOL held by the Trust on any business day, the Trust will use the market price as of 4:00 p.m. New York time. The Trust will also calculate the NAV per Share of the Trust daily, which equals the NAV of the Trust divided by the number of outstanding Shares (the “NAV per Share”).

Definition of Net Asset Value

The net asset value (“NAV”) of the Trust is used by the Trust in its day-to-day operations to measure the net value of the Trust’s assets. NAV is calculated on each business day and is equal to the aggregate value of the Trust’s assets less its liabilities (which include accrued but unpaid fees and expenses, both estimated and finally determined), based on the SOL market price. In calculating the value of the SOL held by the Trust on any business day, the Trust will use the market price as of 4:00 p.m. New York time. The Trust will also calculate the NAV per Share of the Trust daily, which equals the NAV of the Trust divided by the number of outstanding Shares (the “NAV per Share”).

Segment Reporting

Segment Reporting

The Trust is deemed to be an individual reporting segment and the Chief Executive Officer and Chief Financial Officer of the Sponsor act as the Trust’s chief operating decision maker (“CODM”). The CODM monitors the operating results of the Trust as a whole and the Trust’s investment objective is pre-determined in accordance with the terms of the Trust Agreement. The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.